Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,678,659		¥ 2,369,202		¥ 2,174,283
Income before Income Taxes		424,965		391,302	[1]	344,017	[1]
Geography Eliminations
Segment Reporting Information [Line Items]
Total Revenues		0		0		(2,214)
Income before Income Taxes		0		0	[1]	(463)	[1]
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		2,195,389		1,827,582		1,602,610
Income before Income Taxes		313,175		241,794	[1]	228,063	[1]
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	142,430		186,186		209,923
Income before Income Taxes	[2]	44,083		74,546	[1]	32,382	[1]
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		340,840	[3]	355,434	[4]	363,964	[4]
Income before Income Taxes		¥ 67,707	[3]	¥ 74,962	[1],[4]	¥ 84,035	[1],[4]

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
[2]	Mainly the United States
[3]	Robeco, one of the Company's subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, "Other" locations include the total revenues and the income before income taxes of Robeco for fiscal 2015, 2016 and 2017, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥99,059, million in the Americas and ¥96,966 million in other for fiscal 2015, ¥108,446 million in the Americas and ¥76,726 million in other for fiscal 2016, and ¥96,157 million in the Americas and ¥76,012 million in other for fiscal 2017.
[4]	Mainly Asia, Europe, Australasia and Middle East